Annual Total Returns- Vanguard Small-Cap Growth Index Fund (Admiral) [BarChart] - Admiral - Vanguard Small-Cap Growth Index Fund - Admiral Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.66%	38.22%	4.02%	(2.52%)	10.73%	21.92%	(5.68%)	32.76%	35.30%